INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	9 Months Ended
Sep. 30, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at September 30, 2012, of which Glorycrown and Everbright accounted for $95.0 million (December 31, 2011: $99.2 million).
:

(in thousands of $)	September 30, 2012	December 31, 2011
Total minimum lease payments to be received	2,025,626	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(571,941)	(629,397)
Net minimum lease payments receivable	1,453,685	1,552,189
Estimated residual values of leased property (un-guaranteed)	346,478	352,328
Less: unearned income	(452,983)	(503,921)
	1,347,180	1,400,596
Less: deferred deemed equity contribution	(156,868)	(164,471)
Less: unamortized gains	(15,368)	(16,065)
Total investment in direct financing and sales-type leases	1,174,944	1,220,060

Current portion	58,753	60,160
Long-term portion	1,116,191	1,159,900
	1,174,944	1,220,060